Shareholders' Equity and Regulatory Matters - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013	Sep. 30, 2019
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Reserve on deposit liabilities		$ 4,900,000
Long-term debt		$ 9,992,000	$ 9,974,000
Shares repurchased during period		168,683	138,629	75,709
Junior Subordinated Debt [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Fixed rate junior subordinated debt securities per security						$ 1,000
Minimum investment required under private placement						$ 50,000
Long-term debt		$ 10,000,000
Debt securities final maturity date		Sep. 30, 2029
Debt instrument earliest redemption date		Sep. 30, 2024
Interest rate of private placement		5.25%
Final maturity drops period		5 years
Percentage of proceeds from sale of securities imposed as reduction		20.00%
Preferred Stock Series B [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Issued	$ 7,900,000
Dividends rate	5.30%
Sale	$ 7,900,000
Total issuance costs	$ 113,000
Voting rights		The preferred stock has no voting rights
Preferred Stock Series C [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Issued					$ 2,800,000
Dividends rate					5.30%
Sale					$ 2,800,000
Total issuance costs					$ 23,000
Voting rights		The preferred stock has no voting rights
Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
capital to risk-weighted assets		8.00%
Tier 1 leverage ratio		4.00%
capital conservation buffer risk-weighted assets		0.625%
capital conservation buffer risk-weighted assets addition per year		0.625%
capital conservation buffer risk-weighted assets, 2019		2.50%
capital conservation buffer risk-weighted assets end date		Jan. 01, 2016
Basel III [Member] | Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
common equity Tier 1 capital to risk-weighted assets		4.50%
Tier 1 capital to risk-weighted asset		6.00%